Basic and Diluted Net Loss Per Share	12 Months Ended
Dec. 31, 2023
Basic and Diluted Net Loss Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
NOTE 12:-	BASIC AND DILUTED NET LOSS PER SHARE

Basic loss per share is computed using the weighted-average number of outstanding Ordinary shares during the period. Diluted loss per share is computed using the weighted-average number of outstanding Ordinary share and, when dilutive, potential Ordinary shares outstanding during the period.

The computation of loss per share is as follows:

	Year Ended December 31,
	2023	2022	2021

Basic loss per share:
Net loss	$23,865	$39,557	$42,601

Shares used in computation:
Weighted-average shares of Ordinary shares outstanding	1,404,368	647,556	624,051

Basic loss per share	$16.99	$61.09	$68.27

Diluted loss per share:
Net loss	$24,066	$39,557	$42,601

Shares used in computation:
Weighted-average shares of Ordinary shares outstanding	1,421,308	647,556	624,051

Diluted loss per share	$16.93	$61.09	$68.27

The potential ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	December 31,
	2023	2022	2021
	Number of Ordinary shares

Ordinary share options	71,456	82,914	66,525
Warrants	7,088	13,775	7,284

	78,544	96,689	73,809